Class A:    GAPAX    Class C:    GAXCX    Institutional:    GAPIX    Service:    GAPSX    Class IR:    GAPTX    Class R:     GAPRX

Before you invest, you may want to review the Goldman Sachs Equity Growth Strategy Portfolio’s (the “Portfolio”) Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus and other information about the Portfolio, including the Statement of Additional Information (“SAI”) and most recent annual reports to shareholders, online at www.gsamfunds.com/summaries. You can also get this information at no cost by calling 800-621-2550 for Institutional and Service shareholders, 800-526-7384 for all other shareholders or by sending an e-mail request to gs-funds-document-requests@gs.com. The Portfolio’s Prospectus and SAI, both dated April 30, 2015, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 80 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-144 of the Portfolio’s SAI.

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Institutional	Service	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)[1]	None	1.00%	None	None	None	None

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of your investment)

	Class A	Class C	Institutional	Service	Class IR	Class R
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	None	0.25%	None	0.50%
Other Expenses	0.28%	0.52%	0.13%	0.37%	0.28%	0.27%
Service Fees	None	0.25%	None	None	None	None
Shareholder Administration Fees	None	None	None	0.25%	None	None
All Other Expenses	0.28%	0.27%	0.13%	0.12%	0.28%	0.27%
Acquired (Underlying) Fund Fees and Expenses	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Total Annual Portfolio Operating Expenses[2]	1.46%	2.20%	1.06%	1.55%	1.21%	1.70%
Expense Limitation[3]	(0.08)%	(0.07)%	(0.08)%	(0.07)%	(0.08)%	(0.07)%
Total Annual Portfolio Operating Expenses After Expense Limitation[2]	1.38%	2.13%	0.98%	1.48%	1.13%	1.63%

[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

[2]

The Total Annual Portfolio Operating Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (underlying) Fund Fees and Expenses.

[3]

The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Portfolio’s average daily net assets, through at least April 30, 2016, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The expense limitation may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

2        SUMMARY PROSPECTUS — GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Class IR and/or Class R Shares of the Portfolio for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$683	$980	$1,298	$2,196
Class C Shares
— Assuming complete redemption at end of period	$316	$682	$1,174	$2,531
— Assuming no redemption	$216	$682	$1,174	$2,531
Institutional Shares	$100	$330	$578	$1,290
Service Shares	$151	$483	$839	$1,842
Class IR Shares	$115	$377	$659	$1,462
Class R Shares	$166	$530	$918	$2,005

PORTFOLIO TURNOVER

The Portfolio does not pay transaction costs when it buys and sells shares of the Underlying Funds (as defined below). However, each Underlying Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Underlying Fund and its shareholders, including the Portfolio, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual Portfolio operating expenses or in the expense example above, but are reflected in the Portfolio’s performance. The Portfolio’s portfolio turnover rate for the fiscal year ended December 31, 2014 was 23% of the average value of its portfolio.

PRINCIPAL STRATEGY

The Portfolio seeks to achieve its investment objective by investing in a combination of underlying funds that currently exist or that may become available for investment in the future for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter (the “Underlying Funds”). Some of the Underlying Funds invest primarily in fixed income or money market instruments (the “Underlying Fixed Income Funds”) and other Underlying Funds invest primarily in equity securities (the “Underlying Equity Funds”).

Under normal conditions, substantially all (within a range of 80%–100%) of the Portfolio’s total assets will be allocated among Underlying Equity Funds. The allocation will be measured at the time of rebalance. Typically, the Portfolio is rebalanced at the end of every calendar quarter, but the Portfolio can be rebalanced intra-quarter at the discretion of the Investment Adviser. Unless otherwise stated herein, the Portfolio’s investment in any of the Underlying Funds may exceed 25% of its assets. The Investment Adviser expects that the Portfolio will invest a relatively significant percentage of its assets in the Goldman Sachs Large Cap Growth Insights, Goldman Sachs Large Cap Value Insights and Goldman Sachs International Equity Insights Funds.

The Portfolio’s benchmark index is the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (Net, USD, Unhedged) (the “MSCI® ACWI Index”).

THE PARTICULAR UNDERLYING FUNDS IN WHICH THE PORTFOLIO MAY INVEST, THE EQUITY/FIXED INCOME TARGETS AND RANGES AND INVESTMENTS IN EACH UNDERLYING FUND MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL OR NOTICE.

PRINCIPAL RISKS OF THE PORTFOLIO

Loss of money is a risk of investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Portfolio should not be relied upon as a complete investment program. Stated allocations may be subject to change. There can be no assurance that the Portfolio will achieve its investment objective. Investments in the Portfolio involve substantial risks which prospective investors should consider carefully before investing.

Expenses. By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also expenses of the Portfolio.

Investing in the Underlying Funds. The investments of the Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The ability of the Portfolio to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Investment Adviser.

Investments in Affiliated Underlying Funds. The Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser and/or its affiliates are compensated by the Portfolios and by the Underlying Funds for advisory and/or principal underwriting services provided. The Investment Adviser is subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by Underlying Funds differ and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The portfolio

3        SUMMARY PROSPECTUS — GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

managers may also be subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds because the Portfolio’s portfolio management team may also manage some of the Underlying Funds. The Trustees and officers of the Goldman Sachs Trust (the “Trust”) may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolios and the Underlying Funds for which GSAM or its affiliates now or in the future serve as investment adviser or principal underwriter. In selecting actively managed Underlying Funds, the Investment Adviser generally expects to select affiliated investment companies without considering or canvassing the universe of unaffiliated investment companies available even though there may (or may not) be one or more unaffiliated investment companies that may be a more appropriate addition to the Portfolio. To the extent that an investment in an affiliated investment company is not available, including as the result of capacity constraints, only then will the Investment Adviser consider unaffiliated investment companies.

Investments of the Underlying Funds. Because the Portfolio invests in the Underlying Funds, the Portfolio’s shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets the Portfolio allocates to those Underlying Funds. See the “Principal Risks of the Underlying Funds” below.

Large Shareholder Transactions Risk. The Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s net asset value (“NAV”) and liquidity. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

Temporary Investments. Although the Portfolios normally seek to remain substantially invested in the Underlying Funds, each Portfolio may invest a portion of its assets in high-quality, short-term debt obligations to maintain liquidity, to meet shareholder redemptions and for other short-term cash needs. For temporary defensive purposes during abnormal market or economic conditions, a Portfolio may invest without limitation in short-term obligations. When a Portfolio’s assets are invested in such investments, the Portfolio may not be achieving its investment objective.

PRINCIPAL RISKS OF THE UNDERLYING FUNDS

The target and actual asset allocation percentages, the selection of Underlying Funds and the investments in the Underlying Funds are subject to change. Such changes may cause the Portfolio to be subject to additional or different risks than the risks listed below.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Underlying Fund invests. Loss may also result from the imposition of exchange controls, sanctions, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. An Underlying Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk. An Underlying Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Underlying Fund. Such large shareholder redemptions may cause an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Underlying Fund’s NAV and liquidity. Similarly, large purchases of Underlying Fund shares may adversely affect the Underlying Fund’s performance to the extent that the Underlying Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Underlying Fund’s expense ratio.

Market Risk. The market value of the securities in which an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Further Information on Investment Objectives, Strategies and Risks of the Underlying Funds. A concise description of the investment objectives, practices and risks of each of the Underlying Funds that are currently expected to be used for investment by the Portfolio as of the date of the Prospectus is provided beginning on page 49 of the Prospectus.

4        SUMMARY PROSPECTUS — GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of the Portfolio’s Class A Shares from year to year; and (b) how the average annual total returns of the Portfolio’s Class A, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 800-621-2550 for Institutional and Service shareholders and 800-526-7384 for all other shareholders.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2014	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 1/2/98)
Returns Before Taxes	-2.65%	7.93%	4.47%	4.29%
Returns After Taxes on Distributions	-2.97%	7.63%	3.92%	3.84%
Returns After Taxes on Distributions and Sale of Portfolio Shares	-1.08%	6.35%	3.61%	3.46%
Class C Shares (Inception 1/2/98)
Returns Before Taxes	1.17%	8.33%	4.29%	3.87%
Institutional Shares (Inception 1/2/98)
Returns Before Taxes	3.38%	9.59%	5.48%	5.03%
Service Shares (Inception 1/2/98)
Returns Before Taxes	2.94%	9.04%	4.96%	4.53%
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	4.16%	9.16%	6.09%	5.56%
Class IR Shares (Inception 11/30/07)
Returns Before Taxes	3.27%	9.44%	N/A	2.05%
Class R Shares (Inception 11/30/07)
Returns	2.77%	8.88%	N/A	1.60%
MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses)	4.16%	9.16%	N/A	2.52%

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service, Class IR and Class R Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

PORTFOLIO MANAGEMENT

Goldman Sachs Asset Management, L.P. is the investment adviser for the Portfolio (the “Investment Adviser” or “GSAM”).

Portfolio Managers: William Fallon, Ph.D., Managing Director, Chief Investment Officer of Quantitative Investment Strategies—Macro Alpha Strategies, has managed the Portfolio since 2009; James Park, Managing Director, has managed the Portfolio since 2014; Nicholas Chan, CFA, Vice President, has managed the Portfolio since 2006; and Edward J. Tostanoski III, Vice President, has managed the Portfolio since 2015.

BUYING AND SELLING PORTFOLIO SHARES

The minimum initial investment for Class A and Class C Shares is, generally, $1,000. The minimum initial investment for Institutional Shares is, generally, $1,000,000 for individual or certain institutional investors, alone or in combination with other assets under the management of the Investment Adviser and its affiliates. There is no minimum for initial purchases of Class IR and Class R Shares. Those share classes with a minimum initial investment requirement do not impose it on certain employee benefit plans, and Institutional Shares do not impose it on certain investment advisers investing on behalf of other accounts.

5        SUMMARY PROSPECTUS — GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

The minimum subsequent investment for Class A and Class C shareholders is $50, except for certain employee benefit plans, for which there is no minimum. There is no minimum subsequent investment for Institutional, Class IR or Class R shareholders.

The Portfolio does not impose minimum purchase requirements for initial or subsequent investments in Service Shares, although an Authorized Institution (as defined below) may impose such minimums and/or establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Portfolio on any business day through certain banks, trust companies, brokers, dealers, investment advisers and other financial institutions (“Authorized Institutions”).

TAX INFORMATION

The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangement.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Portfolio through an Authorized Institution, the Portfolio and/or its related companies may pay the Authorized Institution for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the Authorized Institution and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your Authorized Institution’s website for more information.

6        SUMMARY PROSPECTUS — GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

[THIS PAGE LEFT INTENTIONALLY BLANK]

7        SUMMARY PROSPECTUS — GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

[THIS PAGE LEFT INTENTIONALLY BLANK]

8        SUMMARY PROSPECTUS — GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

FFSUM4-15